BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
BASIS OF PRESENTATION [Text Block]
2.	BASIS OF PRESENTATION

These consolidated financial statements have been prepared by management of the Company in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). On February 22, 2018, the Company's Board of Directors approved these financial statements for issuance.